Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis
Description	Level	March 31, 2022	December 31, 2021
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$176,009,525	$174,266,206
Description	Level	March 31, 2022	December 31, 2021
Liabilities:
Warrant Liabilities – Private Warrants	3	$1,535,250	$3,204,000

Description	Level	December 31, 2021	December 31, 2020
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$174,266,206	$—
Description	Level	December 31, 2021	December 31, 2020
Liabilities:
Warrant Liabilities – Private Warrants	3	$3,204,000	$7,320,000

Schedule of information regarding level 3 fair value measurements of the warrant liabilities
	March 31, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Stock price	$10.11	$10.01
Volatility	3.0%	8.75%
Term	5.00	5.00
Risk-free rate	2.42%	1.26%
Dividend yield	0.0%	0.0%

	December 31, 2021	December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$10.01	$10.00
Volatility	8.75%	19.15%
Term	5.00	5.00
Risk-free rate	1.26%	0.36%
Dividend yield	0.0%	0.0%

Schedule of changes in the fair value of level 3 warrant liabilities
Fair value as of January 1, 2022	$3,204,000
Change in fair value	(1,668,750)
Fair value as of March 31, 2022	1,535,250
Fair value as of January 1, 2021	$7,320,000
Initial measurement on January 5, 2021 (Over allotment)	837,000
Change in fair value	(3,818,250)
Fair value as of March 31, 2021	4,338,750

Fair value as of January 1, 2020	$—
Initial measurement on December 30, 2020 (Initial Public Offering)	7,140,000
Change in fair value	180,000
Fair value as of December 31, 2020	7,320,000
Initial measurement on January 5, 2021 (Over-allotment)	837,000
Change in fair value	(4,953,000)
Fair value as of December 31, 2021	$3,204,000